Expense Example - Breckinridge Municipal Bond Completion Fund - Breckinridge Municipal Bond Completion Fund Shares	Apr. 08, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 22
Expense Example, with Redemption, 3 Years	$ 68